Note Trust preferred securities (Trust preferred securities - Additional Information) (Detail) - USD ($) $ in Thousands		Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act		$ 374,000		$ 427,000
BanPonce Trust I | Popular North America Inc
Debt Disclosure
Capital securities			$ 53,000
Subordinated notes			$ 55,000
Trust Preferred Securities Subject To Mandatory Redemption | BanPonce Trust I
Debt Disclosure
Capital securities	[1],[2],[3]			$ 52,865

[1]	Same as [5] above, except that the investment company event does not apply for early redemption.
[2]	Statutory business trust that is wholly-owned by PNA and indirectly wholly-owned by the Corporation.
[3]

The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.